Capital lease obligations (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	25,115
2016	21,149
2017	11,662
2018	10,179
2019	1,778
Subtotal:	69,883
Less: amount representing interest	(5,828)
Present value of minimum lease payments	64,055
Less: current portion	(22,201)	(14,996)
Long term portion	41,854	28,299